PROMISSORY NOTES - Schedule of Promissory Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Short Term Debt [Line Items]
Promissory Notes, net of discount, at December 31, 2019	$ 193,200	$ 1,092,771	$ 193,200
Promissory Note One | Unsecured Debt
Short Term Debt [Line Items]
Secured Notes Principal Balance at December 31, 2018	494,437	494,437
Secured Notes Principal Balance at December 31, 2019		494,437
Promissory Notes, net of discount, at December 31, 2019		494,437
Notes assigned	(494,437)
Promissory Note Two | Unsecured Debt
Short Term Debt [Line Items]
Secured Notes Principal Balance at December 31, 2018	615,000	850,000
New principal	35,000	615,000
Notes exchanged		(850,000)
Secured Notes Principal Balance at December 31, 2019		615,000
Less: remaining discount		(16,666)
Promissory Notes, net of discount, at December 31, 2019		598,334
Notes assigned	(650,000)
Promissory Note B D1
Short Term Debt [Line Items]
Notes exchanged	(1,144,437)
Notes assigned	1,144,437
SBA PPP | Unsecured Debt
Short Term Debt [Line Items]
New principal	193,200
Secured Notes Principal Balance at December 31, 2019	193,200
Promissory Notes, net of discount, at December 31, 2019	193,200
Promissory Note | Unsecured Debt
Short Term Debt [Line Items]
Secured Notes Principal Balance at December 31, 2018	1,109,437	1,344,437
New principal	228,200	615,000
Notes exchanged	(1,144,437)	(850,000)
Secured Notes Principal Balance at December 31, 2019	193,200	1,109,437
Less: remaining discount		(16,666)
Promissory Notes, net of discount, at December 31, 2019	$ 193,200	$ 1,092,771